RECENT DEVELOPMENTS AND OTHER INFORMATION - Additional Information (Details)" R$ in Thousands, $ in Thousands															12 Months Ended
	Dec. 14, 2023 BRL (R$)	Nov. 08, 2023 BRL (R$)	Nov. 01, 2023 BRL (R$)	Oct. 09, 2023	Sep. 29, 2023 USD ($)	Sep. 15, 2023 BRL (R$)	Jul. 18, 2023 USD ($)	Jul. 18, 2023 BRL (R$)	Jul. 13, 2023 BRL (R$)	Jul. 07, 2023 USD ($)	Jul. 01, 2023 BRL (R$)	Jun. 20, 2023 USD ($)	May 02, 2023 BRL (R$)	Apr. 20, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Oct. 20, 2023	Sep. 29, 2023 BRL (R$)	Jul. 07, 2023 BRL (R$)	Jun. 30, 2023 USD ($)	Jun. 20, 2023 BRL (R$)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 BRL (R$)
RECENT DEVELOPMENTS AND OTHER INFORMATION
Capital reduction in subsidiaries															R$ 99,040
Right-of-use assets recognized															2,037,779	246,517	104,840
Payment of interest on leases															(236,948)	(211,611)	(165,301)
Amount																52,987,216	45,659,037		R$ 56,904,654
Other income, net															R$ 3,924,377	1,752,222	R$ 382,600
Deferred income																R$ 624,801			19,129
Income tax and social contribution nominal rate															(34.00%)
Expected maximum period for sale of assets held for sale															1 year
Swap agreements (TRS) [member] | Banco Santander (Brasil) S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Notional amount																		$ 598,000	2,916,207
Nonconvertible Debentures [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Notional amount														R$ 1,000,000										R$ 1,000,000
Borrowings, interest rate basis												DI plus 2.4		DI plus 2.4
Debentures 8Th Issue [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Notional amount		R$ 1,250,000
Borrowings, interest rate basis		1.80
Commercial Notes One [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Notional amount	R$ 550,000
Borrowings, interest rate basis	DI plus a spread of 1.75
Commercial Notes Two [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Notional amount	R$ 450,000
Borrowings, interest rate basis	ID plus a 1.80
Cosan S.A. [member] | Senior Notes Due 2030 [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Notional amount					$ 300,000																R$ 1,491,000
Income tax and social contribution nominal rate					16.04%
Average rate					8.02%																8.02%
Cosan S.A. [member] | Senior Notes Due 2029 [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Notional amount																									$ 750,000	R$ 4,147,650
Average rate																									5.50%	5.50%
Sinlog Tecnologia Em Logística SA [Member] | NSTECHMKLTDA [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Capital reduction in subsidiaries													R$ 45,000
Percentage Of Core Deposit Intangible													100.00%
Income from the sale of investments													R$ 14,884
Cosan Luxembourg S A [member] | Swap agreements (TRS) [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Income tax and social contribution nominal rate					15.52%
Average rate					7.50%																7.50%
Cosan Luxembourg S A [member] | Senior Notes Due 2027 [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Repurchase Of Debt Securities							$ 250,000	R$ 1,201,000
Payment of interest on leases							(8,069)	(38,763)
Prize On Repurchase Of Debt Securities							$ 7,500	R$ 36,030
Cosan Luxembourg S A [member] | Senior Notes Due 2030 [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Borrowings, interest rate basis												US$+7.50
Amount												$ 550,000											$ 550,000	R$ 2,668,380
Average rate																							7.50%
Cosan Luxembourg S A [member] | Senior Notes Due 2029 [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Amount																		$ 598,687	R$ 2,919,557
Compass Gas E Energia S A [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Right-of-use assets recognized											R$ 1,510,810
Contractual fixed term											10 years
Period Of Lease Term											5 years
Compass Gas E Energia S A [Member] | Nonconvertible Debentures [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Maturities			November 1, 2029 (50%) and November 1, 2030
Borrowings, interest rate basis			CDI + 1.55%												CDI+1.85%
Amount			R$ 1,736,385
Increase In Daily Volume Distributed Of Biomethane Under Environment Goals															50
Daily Volume Distribution Target Of Biomethane Under Environment Goals															0.25mln/m³ day
Percentage Of Leadership Position From Diversity Groups															47.00%
Description of Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals															12.5
Compass Gas E Energia S A [Member] | Norgas S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Proportion of ownership interest in subsidiary				51.00%
Rumo S.A. [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Notional amount						R$ 1,500,000
Percentage Of Borrowings Amortization						100.00%
Rumo S.A. [member] | Debentures 17Th Issue One [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Maturities						6
Notional amount						R$ 750,000
Borrowings, interest rate basis						IPCA+5.76
Rumo S.A. [member] | Debentures 17Th Issue Two [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Maturities						10
Notional amount						R$ 750,000
Borrowings, interest rate basis						IPCA+6.18
Rumo S.A. [member] | Export Credit Note [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Percentage Of Core Deposit Intangible										108.90%
Notional amount										$ 150,000												R$ 725,000
Borrowings, interest rate basis										SOFR + 1.30
Compas Comercializacao [Member] | Biometano Verde Paulínia S.A. (“BVP”) acquisition [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Percentage of voting equity interests acquired (as a percent)																				51.00%
Edge Comercializacao [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Other income, net									R$ 923,214
Deferred income									845,233
Recognition Of Bonus Received									R$ 77,981
Edge Comercializacao [Member] | Biometano Verde Paulínia S.A. (“BVP”) acquisition [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Percentage of voting equity interests acquired (as a percent)																				51.00%